January 28, 2009

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

Re:	Dreyfus Short-Intermediate Government Fund
File No.: 811-4888

Dear Sir or Madam:

     Transmitted for filing is Form N-CSR for the above-referenced Registrant for the Annual period ended November 30, 2008.

     Please direct any questions or comments to the attention of the undersigned at (212) 922-6832.

Very truly yours,

/s/ Christina Zacharczuk

Christina Zacharczuk
Senior Paralegal

CZ/ Enclosure